Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2025
Significant accounting policies
Equity Interests of Subsidiaries

The consolidated financial statements include the following subsidiaries of Lavoro Limited:

			Equity interest
Name	Core activities	Location	2025	2024	2023
Corporate:
Lavoro Agro Limited	Holding	George Town – Cayman Island	100%	100%	100%
Lavoro America Inc.	Holding	California - USA	100%	100%	100%
Lavoro Merger Sub II Limited	Holding	George Town – Cayman Island	100%	100%	100%
Lavoro Agro Cayman II	Holding	George Town – Cayman Island	100%	100%	100%
Lavoro Latam SL	Holding	Madrid - Spain	100%	100%	100%
Lavoro Uruguay S.A. (formerly Malinas SA)	Holding	Montevideu – Uruguay	100%	100%	100%
Lavoro Brazil:

Notes to the consolidated financial statements (In thousands of Brazilian reais - R$, except if otherwise indicated)

Lavoro Agro Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Lavoro Agrocomercial S.A. (iv)	Distributor of agricultural inputs	Rondonópolis – Brazil	99.88%	97.43%	97.42%
Agrocontato Comércio e Representações de Produtos Agropecuários S.A.	Distributor of agricultural inputs	Sinop – Brazil	99.88%	97.43%	97.42%
PCO Comércio, Importação, Exportação e Agropecuária Ltda.	Distributor of agricultural inputs	Campo Verde – Brazil	99.88%	97.43%	97.42%
Agrovenci Distribuidora de Insumos Agrícolas Ltda. (MS)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.60%	93.60%	93.11%
Produtiva Agronegócios Comércio e Representação Ltda. (iv)	Distributor of agricultural inputs	Paracatu – Brazil	92.61%	87.4%	87.4%
Facirolli Comércio e Representação S.A. (Agrozap) (iv)	Distributor of agricultural inputs	Uberaba – Brazil	77.89%	62.61%	62.61%
Agrovenci Comércio, Importação, Exportação e Agropecuária Ltda.	Distributor of agricultural inputs	Campo Verde – Brazil	99.88%	97.43%	97.42%
Central Agrícola Rural Distribuidora de Defensivos Ltda.	Distributor of agricultural inputs	Vilhena – Brazil	99.88%	97.43%	97.42%
Distribuidora Pitangueiras de Produtos Agropecuários S.A.	Distributor of agricultural inputs	Ponta Grossa – Brazil	93.60%	93.60%	93.11%
Produtec Comércio e Representações S.A. (iv)	Distributor of agricultural inputs	Cristalina – Brazil	92.61%	87.4%	87.4%
Qualiciclo Agrícola S.A.	Distributor of agricultural inputs	Limeira – Brazil	72.17%	72.17%	66.75%
Desempar Participações Ltda.	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.60%	93.11%
Denorpi Distribuidora de Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.60%	93.11%
Deragro Distribuidora de Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.60%	93.11%
Desempar Tecnologia Ltda. (v)	Holding	Palmeira – Brazil	—%	93.60%	93.11%

Notes to the consolidated financial statements (In thousands of Brazilian reais - R$, except if otherwise indicated)

Futuragro Distribuidora de Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.60%	93.11%
Plenafértil Distribuidora de Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.60%	93.11%
Realce Distribuidora de Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Palmeira – Brazil	93.60%	93.60%	93.11%
Cultivar Agrícola Comércio, Importação e Exportação S.A.	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.60%	93.60%	93.11%
Nova Geração Comércio e Produtos Agrícolas Ltda.	Distributor of agricultural inputs	Pinhalzinho – Brazil	72.17%	72.17%	66.75%
Floema Soluções Nutricionais de Cultivos Ltda. (iv)	Distributor of agricultural inputs	Uberaba – Brazil	77.89%	62.61%	62.61%
Casa Trevo Participações S.A.	Holding	Nova Prata – Brazil	79.56%	79.56%	79.14%
Casa Trevo Comercial Agrícola Ltda.	Distributor of agricultural inputs	Nova Prata – Brazil	79.56%	79.56%	79.14%
CATR Comercial AgrícolaLtda.	Distributor of agricultural inputs	Nova Prata – Brazil	79.56%	79.56%	79.14%
Sollo Sul Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Pato Branco – Brazil	93.60%	93.60%	93.11%
Dissul Insumos Agrícolas Ltda.	Distributor of agricultural inputs	Pato Branco – Brazil	93.60%	93.60%	93.11%
Referência Agroinsumos Ltda. (iv)	Distributor of agricultural inputs	Dom Pedrito - Brazil	65.95%	65.52%	—%
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais (i)	FIAGRO	São Paulo – Brazil	5%	5%	5%
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais (ii)	FIAGRO	São Paulo – Brazil	19.63%	—%	—%
Perterra Trading S.A.	Private label products	Montevideu - Uruguay	93.60%	93.60%	100%
CORAM - Comércio e Representações Agrícolas Ltda.	Distributor of agricultural inputs	São Paulo – Brazil	72.17%	72.17%	—%
Malinas II S.A. (vi)	Holding	São Paulo – Brazil	100%	—%	—%
Lavoro Colômbia:

F-21
Notes to the consolidated financial statements (In thousands of Brazilian reais - R$, except if otherwise indicated)

Lavoro Colombia S.A.S.	Holding	Bogota – Colombia	94.90%	94.90%	94.90%
Crop Care Colombia	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	94.90%
Agricultura y Servicios S.A.S.	Distributor of agricultural inputs	Ginebra - Colombia	94.90%	94.90%	94.90%
Grupo Cenagro S.A.S.	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	94.90%
Cenagral S.A.S.	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	94.90%
Grupo Gral S.A.S.	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	94.90%
Agrointegral Andina S.A.S.	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	94.90%
Servigral Praderas S.A.S.	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	94.90%
Agroquímicos para la Agricultura Colombiana S.A.S.	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	94.90%
Provecampo S.A.S.	Distributor of agricultural inputs	Envigado – Colombia	94.90%	94.90%	94.90%
Agrointegral Andina S.A.S.	Distributor of agricultural inputs	Quito – Ecuador	100%	100%	—%
Crop Care:
Crop Care Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Perterra Insumos Agropecuários S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Araci Administradora de Bens S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Union Agro S.A.	Private label products	Pederneiras – Brazil	73%	73%	73%
Agrobiológica Sustentabilidade S.A.	Private label products	São Paulo – Brazil	65.13%	65.13%	65.13%

					F-22

Notes to the consolidated financial statements (In thousands of Brazilian reais - R$, except if otherwise indicated)

(i)        Lavoro Agro Fundo de Investimentos nas Cadeias Produtivas Agroindustriais - Direitos Creditórios was incorporated in July 2022. (see note 19).

(ii)      Lavoro Agro Fundo II de Investimentos nas Cadeias Produtivas Agroindustriais - Direitos Creditórios was incorporated in August 2024. (see note 19)

(iii)     Agrobiológica Fundo de Investimento em Direitos Creditórios was incorporated in January 2024. (see note 21).

(iv)     Changes in equity interests as a result of the purchase of non-controlling shareholders interest (see note 27).

(v)      On August 22, 2024, the company's CNPJ (Brazilian corporate taxpayer registration) was deactivated due to voluntary liquidation.

(vi)     Malinas II S.A. was incorporated in March 2025.

Additionally, the consolidated financial statements include the following non-consolidated affiliate company:

			Equity interest
Name	Core activities	Location	2025	2024	2023
Gestão e Transformação Consultoria S.A.	Consulting	São Paulo – Brazil	40%	40%	40%